Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of Borrowings [Abstract]
Borrowings
Note 21. Borrowings

	2023	2022
Borrowings at amortized cost [1]
Syndicated term loans (1)	$64,275	$38,626
Other term loan (2)	80,717	96,851
Lease liabilities (3)	35,247	34,192
Factoring obligations (4)	4,111	2,317
Bank overdrafts (5)	153	80
Senior Notes (6)	115,000	115,000
Total interest bearing liabilities	$299,503	$287,066

Current	$268,389	$257,898
Non- Current	$31,114	$29,168
[1]Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 19. Trade and other receivables, net.
Information about the Group’s exposure to interest rate, foreign currency and liquidity risk is included in Note 29. Financial instruments.
1.Syndicated term loan

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Syndicated term loan	COP	IBR+5.3% (Variable)	2023-2025	$—	$38,626
New Banco Credit Agreement	COP	IBR +8.5% (Variable)	2029	64,275	—
On November 20, 2018, Procaps S.A. entered into a syndicated term loan agreement (the “Syndicated Loan Agreement”) with the following banks: Portion in COP - Davivienda and Bancolombia; USD portion - Banco de Credito del Peru, Bancolombia Panama and Banco Sabadell. The total value of the syndicated loan amounts to $200,434 million COP (portion in COP) and $35 million USD (portion in USD), Fiduciaria Bancolombia acts as the agent of the loan. C.I. Procaps S.A., Procaps S.A. de C.V, Biokemical S.A., Pharmarketing S.A. (Panama), Pharmarketing Salvador S.A. de C.V., Pharmarketing S.A. (Guatemala S.A.), C.D.I. Salvador S.A. de C.V., C.D.I. Nicaragua S.A., C.D.I. Guatemala S.A., Pharmarketing Dominicana SRL, and Pharmarketing Costa Rica S.A., act as co-debtors, while Pharmayect S.A., Inversiones Crynssen S.A.S., Inversiones Ganeden S.A.S., Inversiones Henia S.A.S., Inversiones Jades S.A.S., and Industrias Kadima S.A.S., act as guarantors.
The resources obtained were used for advance payment and/or novation of some obligations to be refinanced. The conditions of the loan had a term of 5 years for installment payments and the interest rates agreed are as follows: IBR + 5.30% for the portion in COP and Libor + 4.80% for the USD portion.
The loans received by Banco de Crédito del Peru and Banco Sabadell were prepaid during the month of November 2021, due to the improvement in terms and conditions under the NPA.
The significant covenants required by the Syndicated Loan Agreement were as follows:
•Indebtedness index (Indebtedness/EBITDA) as of June 30 and December 30 of each year, during the loan term, must be less than or equal to 3.5 times. If the index is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent.
•Short-term leverage ratio must be less than 1.0 on the last day of each semester.
•EBITDA ratio / financial expenses = or > 3.0 on the last day of each semester.
•The payment of dividends is restricted to anyone other than the jointly obligated parties.
The Syndicated Loan Agreement established that, in the event of breach of covenants by the debtor, the lenders shall be entitled to declare early maturity of the indebtedness thereunder.
As of December 31, 2022, the Group was not in compliance with certain loan covenants under the Syndicated Loan Agreement. As a result, as of December 31, 2022, the $19,665 unpaid principal balance previously classified as a non-current borrowings, was reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position. On May 2, 2023 the Group obtained a waiver for the loan covenant breaches described above. Under the terms of the waiver, the lenders agreed to waive the event of default as of December 31, 2022.

For the period ended June 30, 2023, as part of the Waiver negotiations, the lenders agreed to adjust the ratios, the Group complied.

On August 16, 2023, Procaps S.A. and other entities of the Group (Procaps Group, S.A., C.I. Procaps, S.A., Diabetrics Healthcare, S.A.S., Procaps, S.A. de C.V., and Funtrition, S.A.S.) as guarantors (collectively, the "Obligors") entered into a Credit Agreement with Bancolombia S.A. and Banco Davivienda S.A (the “New Banco Credit Agreement”). The New Banco Credit Agreement provides for a loan of up to $247,817 million COP and the proceeds are to be used exclusively for the prepayment of $5,486 USD of previously existing loans and $225,325 million COP for the refinancing of existing indebtedness of the Group, including the Syndicated Loan Agreement. The New Banco Credit Agreement provides for a term of six-years, and interest accrues thereunder at a rate equal to the Colombian Central Bank’s reference rate (for a three-month tenor) plus 8.50% per annum.

The New Banco Credit Agreement contains customary affirmative and negative covenants, including limitations on the ability of the Group to incur additional debt, guarantee other obligations, grant liens on assets, make investments or acquisitions, dispose of assets, pay dividends or other payments on capital stock, make restricted payments, engage in mergers or consolidations, engage in transactions with affiliates, and enter into certain restrictive agreements.

The New Banco Credit Agreement requires the Group's compliance with the following financial covenants, each measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group:

•Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the period ended September 30, 2023, for which the ratio shall be no greater than 4.30:1.00).
•EBITDA interest coverage ratio of greater than 3.00:1.00 (other than for the period ended September 30, 2023, for which the ratio shall be greater than 1.90:1.00).

Additionally, the Obligors are required to maintain combined total assets and combined EBITDA equal to no less than 80% of the Group’s consolidated total assets and consolidated EBITDA, respectively, as of June 30 and December 31 of each year.
On December 26, 2023, the Group obtained Incremental Waivers under the New Banco Credit Agreement in anticipation of a potential breach of the consolidated EBITDA to consolidated interest expense ratio, which adjusts such ratio for the period ended December 31, 2023, that shall be greater than 1.90:1.00.

As of December 31, 2023 the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was not in compliance with the following financial covenant ratio: consolidated debt to consolidated EBITDA ratio 3.71. The Company complied with EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.

As a result, the Group reclassified the respective indebtedness of $62,894 related to the New Banco Credit Agreement to current liabilities as of December 31, 2023.

2.Other term loans

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Other term loans[1]	COP	17.72%-32% A.E., 23.50% A.N. (Fixed) (2022:IBR+ 5%, DTF+ 3%, 13.99%-25.3%)	2024-2025	$14,323	$9,549
	COP	IBR+2.25%-7.25% (2022: IBR+2.25%-10.2%)	2024-2025	13,468	21,267
	Soles	8% - 12.79% A.N.(Fixed)	2024	7,364	6,837
	Reales	9.84%-13.08% A.N. (2022: 9.84% - 18% A.N.)	2024	545	2,176
	USD	SOFR+ (3%-5.80%) (2022: SOFR+ (4.8%-5.8%))	2024	23,621	23,454
	USD	8%-19.68% A.N. (2022: 6.36%-16.8%)	2024-2025	21,396	33,568
Total Other term loans				$80,717	$96,851
1. Other term loans includes reverse factoring transactions. The balance of reserve factoring as of December 31, 2023 and 2022 was of $17,813 and $10,080, respectively.
On June 28, 2022, Procaps, S.A. entered into a credit agreement with BTG Pactual (the “BTG Credit Agreement”) to borrow $8,672. The financial covenants required by the BTG Credit Agreement are as follows:
•Consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 3.5 times.
•EBITDA interest coverage ratio must not be less than 3 times.

As of December 31, 2022, the Group was not in compliance with certain loan covenants related to the BTG Credit Agreement. As a result, as of December 31, 2022, the $4,490 unpaid principal balance previously classified as a non-current borrowings, has been reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position.

On March 28, 2023 the Group obtained a waiver for the loan covenant breach. Under the terms of the waiver, BTG Pactual agreed to waive the event of default as of December 31, 2022. As part of the waiver negotiations, the lenders agreed to adjust the covenant ratios as noted below for the period ended June 30, 2023:
•Procaps S.A. and its subsidiaries consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 4.5x.
•Procaps S.A and its subsidiaries EBITDA interest coverage ratio must not be less than 1.8x.

Further, on September 29, 2023, the Group negotiated with BTG to change the covenant reporting entity to be the Group instead of just Procaps S.A. and its subsidiaries.The changes in the ratios are as follows:

•For the remainder of 2023, Indebtedness Indicator (Indebtedness / EBITDA) must be greater than 4.30x. For the period starting 2024, it must be greater than 3.5x.
•For the remainder of 2023, EBITDA interest coverage ratio shall be greater than 1.9x. For the period starting 2024, it must be greater than 3.0x.
Along with the BTG Credit Agreement, the Group borrowed $19,000 on October 14, 2022 as part of a short-term agreement with BTG Pactual which was initially payable in 2022. On December 15, 2022, February 13, 2023, and May 10, 2023, the Group executed amendments to extend the maturity date.

On August 18, 2023, the Group entered into a Credit Agreement with Banco BTG Pactual S.A.-Cayman Branch. (the “New BTG Credit Agreement”). The New BTG Credit Agreement provides for a loan of up to $19 million, the proceeds are to be used exclusively for the prepayment of existing indebtedness under the BTG Credit Agreement. The New BTG Credit Agreement provides for a term of 30 months, interest accrues at a rate equal to SOFR 3M plus 5.80%.

The New BTG Credit Agreement requires the Group's compliance with the following financial covenants, each measured on a trailing twelve-month basis on the final day of each period ending June 30 and December 31:

•Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the twelve-month period ended December 31, 2023, for which the ratio shall be no greater than 4.30:1.00).
•EBITDA interest coverage ratio of greater than 3.00:1.00 (other than for the twelve-month period ended December 31, 2023, for which the ratio shall be greater than 1.90:1.00).

As of December 31, 2023, the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was in compliance with the following financial covenant ratios: consolidated debt to consolidated EBITDA ratio 3.71 and EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.

As a result, the Group reclassified the respective indebtedness for BTG Credit Agreement, amounting to $12,448 to current liabilities as of December 31, 2023.

Management continuously oversees compliance with the obligations.
3. Lease liabilities

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Lease liabilities	COP	IBR+3.82%-7.30% (2022: DTF + (5.18% - 10.11%) T.A., IBR+7.5%)	2024-2030	$11,082	$10,475
	COP	IBR+4.20%-8.20% (2022: DTF+ 4.54%-10.42% T.A.)	2024-2025	6,340	3,653
	USD [1]	0.75%-21.75%	2024-2032	17,180	14,787
	COP	1.91%-12.23%, IBR+4.68%	2023	—	4,703
	Reales	0.33% - 19.08% A.N. (2022: 0.70% - 8.72% (Fixed))	2024	645	574
Total Lease liabilities				$35,247	$34,192
[1]Includes lease liabilities of $1,331 (2022: $1,501) with related party WM Partners, LP.
4.Factoring obligations

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Portfolio factoring	COP	DTF+8% (2022: DTF+7%)	2024	$1,802	$1,508
	COP	2.15% A.N. Fixed (2022: 15%-27% A.N.)	2024	1,553	809
	Reales	18% A.N.	2024	551	—
	USD	9.95% A.N.	2024	205	—
Total Factoring obligations				$4,111	$2,317
5.Bank overdraft

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Overdrafts and credit cards	COP	32.00% A.E. (Fixed) (2022: 19.68% - 32% A.E.)	2024	$20	$80
	USD	SOFR+3.00%+FECI 1.00%	2024	18	—
	USD	11.29% - 29.99% A.E. (Fixed)	2024	115	—
Total Overdrafts and credit cards				$153	$80
6.Senior Notes

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
The Prudential Insurance Company Of America	USD	8.50% A.N.(Fixed)	2031	$60,020	$60,020
Prudential Annuities Life Assurance Corporation	USD	8.50% A.N.(Fixed)	2031	29,980	29,980
Healthspring Life & Health Insurance Company, Inc	USD	8.50% A.N.(Fixed)	2031	18,350	18,350
CIGNA Health and Life Insurance Company	USD	8.50% A.N.(Fixed)	2031	6,650	6,650
Total Senior Notes				$115,000	$115,000

On November 12, 2021, the Group closed the private placement offering of $115 million aggregate principal amount of 4.75% guaranteed senior notes (the “Senior Notes”) issued by Procaps, S.A., a subsidiary of the Group, due November 12, 2031, pursuant to the NPA entered into on November 5, 2021 with The Prudential Insurance Company of America, Prudential Annuities Life Assurance Corporation, Healthspring Life & Health Insurance Company, Inc. and Cigna Health and Life Insurance Company Inc
The Senior Notes are a senior unsecured obligations of Procaps, S.A. and unconditionally guaranteed by Procaps Group, S.A. and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC.
Debt issuance costs related to the Senior Notes of $2,142, comprised of commissions payable to the initial purchasers of $1,390 and attorneys’ costs of $752, were allocated to the liability of the Notes based on their relative values. Issuance incremental costs are part of the effective rate and amortized to interest expense using the effective interest method over the contractual term.
As mentioned in Note 1. General Company Information the Notes Payoff did not occur on or prior to November 30, 2022, therefore triggering the 3.75% per annum waiver fee on the outstanding principal amount of Senior Notes, raising the interest rate from 4.75% to 8.50%. As a result, the Group has treated the rate increase as a debt extinguishment, derecognized a liability in the amount of $113,400, expensed $1,600 in unamortized transaction costs, and recognized a new liability in the amount of $115,000.
The Senior Notes require Procaps, S.A., the Group and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC. to comply with the following financial ratios:
•The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less (Indebtedness Indicator), measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group;
•An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A., the Group and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A., the Group and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group.
•Short-term leverage ratio equal to or less than 1.00
Complying with the NPA protocols and as a result of the more favorable provisions of the Syndicated Loan Agreement, the Group gave notice on April 7, 2022 that specific provisions related to reporting covenants, affirmative covenants, negative covenants, events of default, and mandatory prepayment events, as set forth in the Syndicated Loan Agreement, shall apply to the Senior Notes.
As of December 31, 2022, the Group was not in compliance with the certain loan covenants related to the Senior Notes. As a result, the $115,000 unpaid principal balance previously classified as a non-current borrowings, were reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position as of December 31, 2022.

On March 31, 2023 the Group obtained a Waiver for the NPA covenant breaches described above. Under the terms of the Waiver, the noteholders agreed to waive the event of default as of December 31, 2022. For the periods ending March 31, June 30 and September 30, 2023, as part of the Waiver negotiations, the lenders agreed to adjust the covenant ratios as noted below.

The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.00:1.00 or less:

•An EBITDA interest coverage ratio in excess of, or equal to, 2.20:1.00.
•Short-term leverage ratio equal to or less than 1.60:1:00.

As of June 30, 2023 the Group obtained an Additional waiver under the NPA in anticipation of a potential breach of the covenant ratios contained within the March 31, 2023 waiver. For the periods ending June 30 and September 30, 2023, the lenders agreed to adjust the covenant ratios as noted below (the covenants returned to the original terms from December 31, 2023, onwards):

•The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.30:1.00 or less.
•An EBITDA interest coverage ratio in excess of, or equal to, 1.90:1.00.

On December 29, 2023, the Group obtained Incremental Waivers under the NPA in anticipation of a potential breach of the EBITDA interest coverage ratio, which adjusts such ratio for the period ended December 31, 2023, that shall be greater than or equal to 1.90:1.00.

As of December 31, 2023, the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was not in compliance with the following financial covenant ratio: consolidated total debt to consolidated EBITDA ratio 3.71. The Company complied with EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.

As a result, the Group reclassified the respective indebtedness for the NPA, amounting to $115,000 to current liabilities as of December 31, 2023.This reclassification causes the Group to breach the short-term leverage ratio under the NPA as of December 31, 2023.

On March 29, 2024, the Group obtained the March 2024 waivers, under which, the noteholders agreed to adjust the short-term leverage ratio to be less than or equal to 3.0 for the period ended December 31, 2023.

For information related to debt financial restructuring refers to Note 31.
Working capital
Reconciliation of liabilities arising from financing activities

	January 1, 2023	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2023
Syndicated term loans	38,626	(4,043)	5,556	24,136	$64,275
Other term loan	96,851	(112,880)	102,677	(5,931)	$80,717
Lease liabilities	34,192	(5,992)	2,574	4,473	$35,247
Factoring obligations	2,317	(20,607)	21,702	699	$4,111
Bank overdrafts	80	(425)	479	19	$153
Notes	115,000	—	—	—	$115,000
Total liabilities from financing activities	$287,066	$(143,947)	$132,988	$23,396	$299,503

1.New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $47,161 and new lease liabilities for $2,574.
2.Other changes include foreign currency exchange differences, cost amortization of $98 and the novation of debt of $13,707 between the Other term loan and the Syndicated term loan.

	January 1, 2022	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2022
Syndicated term loans	$46,505	(7,850)	7,923	(7,952)	$38,626
Other term loan	$51,593	(94,306)	145,631	(6,067)	$96,851
Lease liabilities	$31,747	(6,679)	12,647	(3,523)	$34,192
Factoring obligations	$10,609	(21,943)	14,042	(391)	$2,317
Bank overdrafts	$55	(817)	1,019	(177)	$80
Notes	$112,857	—	—	2,143	$115,000
Total liabilities from financing activities	$253,366	$(131,595)	$181,262	$(15,967)	$287,066

1.New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $32,358 and new lease liabilities for $12,647.
2.Other changes include foreign currency exchange differences, the write-off of the Notes unamortized transaction costs of $1,600 due to the debt extinguishment, and cost amortization of $360.